ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Disclosure of accounts payables and accrued liabilities) (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	$ 541,311	$ 911,477
Accrued liabilities	627,951	380,997
Total accounts payable and accrued liabilities	$ 1,169,262	$ 1,292,474